Benefit Plans Benefit Plans - Summary of Benefit Plan (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year				$ 468,945		$ 673,711
Service cost				2,924		11,616	$ 11,446
Interest cost				22,999		27,597	31,831
Actuarial loss (gain)		$ (71,008)		112,611		(72,187)
Plan participant contributions				0		0
Medicare retiree drug subsidy reimbursements				0		0
Benefits paid				(29,476)		(26,185)
Curtailments				0		(45,858)
Settlements				0		(138,482)
Special termination benefits				0		38,733
Benefit obligation at end of year			$ 673,711	578,003		468,945	673,711
Change in plan assets
Fair value of plan assets at beginning of year				346,560		473,097
Actual return on plan assets				37,499		34,560
Employer contributions				9,622		3,570
Plan participant contributions				0		0
Benefits paid				(29,476)		(26,185)
Settlements			(62,754)	0		(138,482)
Fair value of plan assets at end of year			473,097	364,205	[1]	346,560	473,097
Funded status				(213,798)		(122,385)
Amounts recognized in balance sheets
Noncurrent assets				0		80
Current liabilities				3,478		4,456
Noncurrent liabilities	[2]			210,320		118,010
Unrecognized net actuarial loss	[3]			(176,104)		(77,987)
Unrecognized prior service cost (benefit)				(67)	[3]	80
Net amount recognized				37,627		44,479
Change in accumulated other comprehensive income
Balance at beginning of year				(77,906)		(239,823)
Prior service credit recognized during the year				(156)		(313)
Net actuarial losses recognized during the year				3,025		14,469
Net actuarial (losses) gains occurring during the year				(101,134)		71,075
Prior service cost recognized due to curtailment				0		(2,075)
Net actuarial losses recognized due to curtailment				0		54,455
Settlements				0		20,156
Balance at end of year			(239,823)	(176,171)		(77,906)	(239,823)
Reduction to plan assets for anticipated lump sum payments in next fiscal year				15,817		15,817
Other Benefits
Change in benefit obligation
Benefit obligation at beginning of year				13,085		15,727
Service cost				0		0	0
Interest cost				627		628	814
Actuarial loss (gain)				1,909		(1,991)
Plan participant contributions				69		65
Medicare retiree drug subsidy reimbursements				190		215
Benefits paid				(1,383)		(1,559)
Curtailments				0		0
Settlements				0		0
Special termination benefits				0		0
Benefit obligation at end of year			15,727	14,497		13,085	15,727
Change in plan assets
Fair value of plan assets at beginning of year				0		0
Actual return on plan assets				0		0
Employer contributions				1,314		1,494
Plan participant contributions				69		65
Benefits paid				(1,383)		(1,559)
Settlements				0		0
Fair value of plan assets at end of year			0	0		0	0
Funded status				(14,497)		(13,085)
Amounts recognized in balance sheets
Noncurrent assets				0		0
Current liabilities				1,361		1,482
Noncurrent liabilities	[2]			13,136		11,604
Unrecognized net actuarial loss	[3]			(4,276)		(2,570)
Unrecognized prior service cost (benefit)				220		446
Net amount recognized				10,441		10,962
Change in accumulated other comprehensive income
Balance at beginning of year				(2,123)		(4,049)
Prior service credit recognized during the year				(226)		(488)
Net actuarial losses recognized during the year				202		423
Net actuarial (losses) gains occurring during the year				(1,909)		1,991
Prior service cost recognized due to curtailment				0		0
Net actuarial losses recognized due to curtailment				0		0
Settlements				0		0
Balance at end of year			$ (4,049)	$ (4,056)		$ (2,123)	$ (4,049)

[1]	The fair value of plan assets as of December 31, 2013 reflects distributions of $15,817 paid in 2014 related to the Company's voluntary early retirement program
[2]	Included in the consolidated balance sheets in pensions and other benefits and other post-retirement benefits are international plans.
[3]	Represents amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost.